SCHEDULE OF NOTES PAYABLE (Details) (Parenthetical) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Debt Instrument [Line Items]
Notes payable	$ 650,000	$ 650,000	$ 40,000
Note Payable [Member]
Debt Instrument [Line Items]
Interest percentage		8.00%
Maturity date		Dec. 31, 2021
Note Payable One [Member]
Debt Instrument [Line Items]
Interest percentage	2.00%	2.00%
Maturity date	Jul. 30, 2022	Jul. 30, 2022
Notes payable	$ 250,000	$ 250,000
Note Payable [Member] | Tickeri [Member]
Debt Instrument [Line Items]
Interest percentage	3.75%	3.75%
Maturity date	May 18, 2050	May 18, 2050
Debt payment terms	2 years	2 years
Debt instrument periodic payment	$ 731	$ 731